Significant Subsidiaries - Summary List of Significant Subsidiaries (Detail) $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($)
CIBC Asset Management Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Asset Management Inc.
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 444
CIBC BA Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC BA Limited
Address of head or principal office	Toronto, Ontario, Canada
CIBC Bancorp USA Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Bancorp USA Inc.
Address of head or principal office	Chicago, Illinois, U.S.
Book value of shares owned by CIBC	$ 10,595
Canadian Imperial Holdings Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Canadian Imperial Holdings Inc.
Address of head or principal office	New York, New York, U.S.
CIBC Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Inc.
Address of head or principal office	New York, New York, U.S.
CIBC World Markets Corp [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC World Markets Corp.
Address of head or principal office	New York, New York, U.S.
CIBC Bank USA [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Bank USA
Address of head or principal office	Chicago, Illinois, U.S.
CIBC Private Wealth Group, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Private Wealth Group, LLC
Address of head or principal office	Atlanta, Georgia, U.S.
CIBC Delaware Trust Company [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Delaware Trust Company
Address of head or principal office	Wilmington, Delaware, U.S.
CIBC National Trust Company [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC National Trust Company
Address of head or principal office	Atlanta, Georgia, U.S.
CIBC Private Wealth Advisors, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Private Wealth Advisors, Inc.
Address of head or principal office	Chicago, Illinois, U.S.
CIBC Investor Services Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Investor Services Inc.
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 25
CIBC Life Insurance Company Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Life Insurance Company Limited
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 23
CIBC Mortgages Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Mortgages Inc.
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 230
CIBC Securities Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Securities Inc.
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 2
CIBC Trust Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Trust Corporation
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 591
CIBC World Markets Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC World Markets Inc.
Address of head or principal office	Toronto, Ontario, Canada
Book value of shares owned by CIBC	$ 306
CIBC Wood Gundy Financial Services Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Wood Gundy Financial Services Inc.
Address of head or principal office	Toronto, Ontario, Canada
CIBC Wood Gundy Financial Services (Quebec) Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Wood Gundy Financial Services (Quebec) Inc.
Address of head or principal office	Montreal, Quebec, Canada
INTRIA Items Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	INTRIA Items Inc.
Address of head or principal office	Mississauga, Ontario, Canada
Book value of shares owned by CIBC	$ 100
CIBC Australia Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Australia Ltd
Address of head or principal office	Sydney, New South Wales, Australia
Book value of shares owned by CIBC	$ 19
CIBC Capital Markets (Europe) S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Capital Markets (Europe) S.A.
Address of head or principal office	Luxembourg
Book value of shares owned by CIBC	$ 550
CIBC Cayman Holdings Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Cayman Holdings Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
Book value of shares owned by CIBC	$ 1,742
CIBC Cayman Bank Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Cayman Bank Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
CIBC Cayman Capital Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Cayman Capital Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
CIBC Cayman Reinsurance Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Cayman Reinsurance Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
CIBC Investments (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Investments (Cayman) Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
Book value of shares owned by CIBC	$ 2,820
First Caribbean International Bank Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank Limited
Address of head or principal office	Warrens, St. Michael, Barbados
First Caribbean International Bank and Trust Company (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank and Trust Company (Cayman) Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
CIBC Fund Administration Services (Asia) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC Fund Administration Services (Asia) Limited
Address of head or principal office	Hong Kong, China
FirstCaribbean International Bank (Bahamas) Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank (Bahamas) Limited
Address of head or principal office	Nassau, The Bahamas
Sentry Insurance Brokers Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Sentry Insurance Brokers Ltd.
Address of head or principal office	Nassau, The Bahamas
FirstCaribbean International Bank (Barbados) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank (Barbados) Limited
Address of head or principal office	Warrens, St. Michael, Barbados
FirstCaribbean International Bank (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank (Cayman) Limited
Address of head or principal office	George Town, Grand Cayman, Cayman Islands
FirstCaribbean International Finance Corporation (Netherlands Antilles) N.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Finance Corporation (Netherlands Antilles) N.V.
Address of head or principal office	Curacao, Netherlands Antilles
FirstCaribbean International Bank (Curacao) N.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank (Curacao) N.V.
Address of head or principal office	Curacao, Netherlands Antilles
FirstCaribbean International Bank (Jamaica) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank (Jamaica) Limited
Address of head or principal office	Kingston, Jamaica
FirstCaribbean International Bank (Trinidad and Tobago) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Bank (Trinidad and Tobago) Limited
Address of head or principal office	Maraval, Port of Spain, Trinidad & Tobago
FirstCaribbean International Trust Company (Bahamas) Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Trust Company (Bahamas) Limited
Address of head or principal office	Nassau, The Bahamas
FirstCaribbean International Wealth Management Bank (Barbados) [member]
Disclosure of subsidiaries [line items]
Subsidiary name	FirstCaribbean International Wealth Management Bank (Barbados) Limited
Address of head or principal office	Warrens, St. Michael, Barbados
CIBC World Markets (Japan) Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	CIBC World Markets (Japan) Inc.
Address of head or principal office	Tokyo, Japan
Book value of shares owned by CIBC	$ 48